Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Revenue:
Total revenue	$ 312,062	$ 474,042	$ 443,458
Cost of revenue:
Amortization of acquired technology	619	682	943
Total cost of revenue	119,935	132,399	132,669
Gross profit	192,127	341,643	310,789
Operating expenses:
Research and development, net	140,324	143,360	128,705
Selling, general and administrative	154,347	185,867	162,590
Amortization of other acquired intangible assets	779	1,455	1,218
Total operating expenses	295,450	330,682	292,513
Operating (loss) income	(103,323)	10,961	18,276
Other income (expense), net:
Interest income	774	177	1,347
Interest expense	(1,597)	(196)	(185)
Other income (expenses), net	7,151	(2,681)	5,286
Total other income (expense), net	6,328	(2,700)	6,448
(Loss) income before provision for income taxes	(96,995)	8,261	24,724
Provision for income taxes	12,956	18,517	4,414
Net (loss) income	(109,951)	(10,256)	20,310
Net income attributable to noncontrolling interest	4,181	4,634	6,107
Net (loss) income attributable to Cognyte Software Ltd.	$ (114,132)	$ (14,890)	$ 14,203
Net (loss) income per share attributable to Cognyte Software Ltd.:
Basic (in dollars per share)	$ (1.68)	$ (0.22)	$ 0.22
Diluted (in dollars per share)	$ (1.68)	$ (0.22)	$ 0.22
Weighted-average shares outstanding:
Basic (in shares)	67,924	66,570	65,773
Diluted (in shares)	67,924	66,570	65,773
Software
Revenue:
Total revenue	$ 98,288	$ 209,988	$ 187,236
Cost of revenue:
Cost of revenue	19,975	28,955	35,647
Software service
Revenue:
Total revenue	175,690	201,563	190,013
Cost of revenue:
Cost of revenue	48,400	46,413	44,893
Professional service and other
Revenue:
Total revenue	38,084	62,491	66,209
Cost of revenue:
Cost of revenue	$ 50,941	$ 56,349	$ 51,186